Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities	The Company’s accounts payable and accrued liabilities are comprised of the following:
	September 30, 2023	December 31, 2022
	($)	($)
Accounts payable (Note 12)	44,339	138,276
Due to related parties (Note 12 and Note 14)	194,475	304,623
Accrued liabilities (Note 12)	24,747	79,113
	263,561	522,012
The Company’s accounts payable and accrued liabilities are comprised of the following:
	December 31, 2022	December 31, 2021
	($)	($)
Accounts payable (Note 12)	138,276	386,030
Due to related parties (Note 12 and Note 14)	304,623	302,883
Accrued liabilities (Note 12)	79,113	143,486
	522,012	832,399